Acquisition	12 Months Ended
Dec. 31, 2022
Significant acquisition and equity transactions
Significant acquisition and equity transactions

3.	Acquisition

(a)	Acquisition of Shanjing Business Management (Ningbo) Co., Ltd. (“Ningbo Shanjing”) and Harbin Shan Shan Chunxiaqiudong Properties Co., Ltd (“Harbin Shan Shan”) in 2020
In May and July of 2020, to support the Group’s strategy to continue to expand into the outlet business, the Group acquired additional equity interests of 30.38% and 40% in Ningbo Shanjing and Harbin Shan Shan for cash consideration of RMB236,250 and RMB311,200, respective ly
. As a result of these transactions, the Group obtained control in these two entities and therefore accounted for these transactions as business combination.
The aggregated consideration, fair value of assets acquired and liabilities assumed, as well as goodwill resulted from these acquisitions are as follows:

RMB
Consideration:
Cash	547,450
Fair value of the Group’s existing equity method investments at the time of acquisition	1,255,895

Total considerations transferred	1,803,345
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	172,455
Accounts receivables	11,906
Inventories	390
Other receivables and prepayments	21,158
Property and equipment	1,680,199
Land use rights, net	481,400
Deferred tax assets, net	22,447

Total assets acquired	2,389,955
Accounts payables	(168,982)
Advances from customers	(69,855)
Accrued expenses and other current liabilities	(128,058)
Deferred income	(93,243)
Deferred tax liabilities	(305,261)
Total liabilities assumed	(765,399)

Net assets acquired	1,624,556
Non-controlling interests	(228,162)

Goodwill	406,951

The fair value of the equity method investments on the acquisition date is calculated by deducting the total fair value of additional equity interest acquired from the fair value of 100%
equity interest in these outlets at the date of acquisition using income approach, in particular, the discounted cash flow method to analyze the indicative value of all equity interests in the acquired outlets. The fair value of the outlets acquired are estimated based on significant inputs which mainly include the financial results, growth trends and discount rate. The Group’s existing equity method investments were remeasured to total aggregate fair value at
RMB1,255,895, with the excess over the carrying amount of RMB52,820 recognized as gain on deemed disposal of equity method investments in the consolidated statements of income and comprehensive income. Each of the outlets acquired was insignificant individually and in aggregate.
The results of operation of Ningbo Shanjing and Harbin Shan Shan have been consolidated by the Group from May 15, 2020 and July 21, 2020, respectively, and the results of operations of these two outlets are not material to the Group’s consolidated financial statements as a whole.

(b)	Acquisition of Guiyang Shan Shan Guangda Outlets Plaza Co., Ltd. (“Guiyang Shan Shan”) in 2020
In December 2020, the Group acquired 60% of equity interest in Guiyang Shan Shan for a total cash consideration of RMB180,000. The Group has determined that substantially all of the fair value of the gross assets acquired is concentrated in land use rights held by Guiyang Shan Shan and concluded that the acquired set of activities and assets is not a business. Consequently, the Group accounted for this transaction as asset acquisition.
The fair value of the net assets acquired approximates book value of the net assets on the date of acquisition. As a result of the acquisition, the Group recognized current assets of RMB10,793, land use rights of RMB342,227, property and equipment of RMB85,746, current liabilities of RMB142,553 and non-controlling
interests of RMB118,485.

(c)	Acquisition of Xuzhou Shan Shan Outlets Business Management Co., Ltd (“Xuzhou Shan Shan”) in 2021
In June 2021, the Group acquired 100% of equity interest in Xuzhou Shan Shan for a total cash consideration of RMB149,210. The Group has determined that substantially all of the fair value of the assets group acquired is concentrated in land use rights held by Xuzhou Shan Shan and concluded that the acquired set of activities and assets is not a business. As such, the Group accounted for this transaction as asset acquisition and the acquired asset group were consolidated into a wholly-owned
subsidiary of the Group. Subsequently, a third-party investor has agreed to contribute RMB60,000 into Xuzhou Shan Shan Outlets Business Management Co., Ltd. for 20%
equity interest. As of December 31, 2021 and 2022, the Group has collected RMB16,000 and
RMB38,500
, respectively, and the remaining amounts to be collected based on a payment schedule before July 31, 2023.
As a result of the acquisition, the Group recognized current assets of RMB401, land use rights of RMB170,983, construction in progress of RMB2,293 and deferred tax liabilities of RMB24,467.

(d)	Acquisition of Zhengzhou Shanshan Outlets Plaza Co., Ltd. (“Zhengzhou Shan Shan”) in 2022
In November 2022, to support the Group’s strategic expansion into the outlet business, the Group acquired additional equity interests of 49% in Zhengzhou Shan Shan for cash consideration of RMB553,700. As a result of the transactions, the Group obtained control in the entity and therefore accounted for the transactions as business combination.

The consideration, fair value of assets acquired and liabilities assumed, as well as goodwill resulted from the acquisition are as follows:

RMB
Consideration:
Cash	553,700
Fair value of the Group’s existing equity method investment at the time of acquisition	760,200

Total consideration transferred	1,313,900
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	166,193
Accounts receivables	18,839
Inventories	215
Other receivables and prepayments	2,219
Property and equipment	989,334
Land use rights, net	390,590
Deferred tax assets, net	765

Total assets acquired	1,568,155
Accounts payables	(213,422)
Advances from customers	(3,354)
Accrued expenses and other current liabilities	(38,252)
Deferred tax liabilities	(165,275)
Total liabilities assumed	(420,303)

Net assets acquired	1,147,852

Goodwill	166,048

The fair value of the equity method investment on the acquisition date is calculated by deducting the fair value of additional equity interest acquired from the fair value of 100%
equity interest in the outlet at the date of acquisition using income approach, in particular, the discounted cash flow method to analyze the indicative value of all equity interest in the acquired outlet. The fair value of the outlet acquired are estimated based on significant inputs which mainly include the financial results, growth trends and discount rate. The Group’s existing equity method investment was remeasured to fair value at

RMB760,200, with the excess over the carrying amount of RMB307,185 recognized as gain on deemed disposal of equity method investment in the consolidated statements of income and comprehensive income.
The results of operation of Zhengzhou Shan Shan have been consolidated by the Group from November 2022, and the results of operations of the outlet are not material to the Group’s consolidated financial statements as a whole.
Pro forma financial information for the business acquisition of Zhengzhou Shan Shan in the fiscal year 2022 as well as Ningbo Shanjing and Harbin Shan Shan in the fiscal year 2020 is not presented as they are not material to the reported results.